Nature of Operations and Basis of Preparation - Schedule of Vessels Chartered (Detail)	12 Months Ended
Dec. 31, 2012 Unit Rate
Ville d' Orion [Member]
Nature Of Operations [Line Items]
Capacity in TEUs	4,113
Year Built	1997
Purchase Date by GSL	2007-12
Remaining Charter Duration (years)	4 months 24 days
Daily Charter Rate	9.962
Ville d' Aquarius [Member]
Nature Of Operations [Line Items]
Capacity in TEUs	4,113
Year Built	1996
Purchase Date by GSL	2007-12
Remaining Charter Duration (years)	4 months 24 days
Daily Charter Rate	9.962
CMA CGM Matisse [Member]
Nature Of Operations [Line Items]
Capacity in TEUs	2,262
Year Built	1999
Purchase Date by GSL	2007-12
Remaining Charter Duration (years)	4 years
Daily Charter Rate	18.465
CMA CGM Utrillo [Member]
Nature Of Operations [Line Items]
Capacity in TEUs	2,262
Year Built	1999
Purchase Date by GSL	2007-12
Remaining Charter Duration (years)	4 years
Daily Charter Rate	18.465
Delmas Keta [Member]
Nature Of Operations [Line Items]
Capacity in TEUs	2,207
Year Built	2003
Purchase Date by GSL	2007-12
Remaining Charter Duration (years)	5 years
Daily Charter Rate	18.465
Julie Delmas [Member]
Nature Of Operations [Line Items]
Capacity in TEUs	2,207
Year Built	2002
Purchase Date by GSL	2007-12
Remaining Charter Duration (years)	5 years
Daily Charter Rate	18.465
Kumasi [Member]
Nature Of Operations [Line Items]
Capacity in TEUs	2,207
Year Built	2002
Purchase Date by GSL	2007-12
Remaining Charter Duration (years)	5 years
Daily Charter Rate	18.465
Marie Delmas [Member]
Nature Of Operations [Line Items]
Capacity in TEUs	2,207
Year Built	2002
Purchase Date by GSL	2007-12
Remaining Charter Duration (years)	5 years
Daily Charter Rate	18.465
CMA CGM La Tour [Member]
Nature Of Operations [Line Items]
Capacity in TEUs	2,272
Year Built	2001
Purchase Date by GSL	2007-12
Remaining Charter Duration (years)	4 years
Daily Charter Rate	18.465
CMA CGM Manet [Member]
Nature Of Operations [Line Items]
Capacity in TEUs	2,272
Year Built	2001
Purchase Date by GSL	2007-12
Remaining Charter Duration (years)	4 years
Daily Charter Rate	18.465
CMA CGM Alcazar [Member]
Nature Of Operations [Line Items]
Capacity in TEUs	5,089
Year Built	2007
Purchase Date by GSL	2008-01
Remaining Charter Duration (years)	8 years
Daily Charter Rate	33.750
CMA CGM Chteau d' lf [Member]
Nature Of Operations [Line Items]
Capacity in TEUs	5,089
Year Built	2007
Purchase Date by GSL	2008-01
Remaining Charter Duration (years)	8 years
Daily Charter Rate	33.750
CMA CGM Thalassa [Member]
Nature Of Operations [Line Items]
Capacity in TEUs	11,040
Year Built	2008
Purchase Date by GSL	2008-12
Remaining Charter Duration (years)	13 years
Daily Charter Rate	47.200
CMA CGM Jamaica [Member]
Nature Of Operations [Line Items]
Capacity in TEUs	4,298
Year Built	2006
Purchase Date by GSL	2008-12
Remaining Charter Duration (years)	10 years
Daily Charter Rate	25.350
CMA CGM Sambhar [Member]
Nature Of Operations [Line Items]
Capacity in TEUs	4,045
Year Built	2006
Purchase Date by GSL	2008-12
Remaining Charter Duration (years)	10 years
Daily Charter Rate	25.350
CMA CGM America [Member]
Nature Of Operations [Line Items]
Capacity in TEUs	4,045
Year Built	2006
Purchase Date by GSL	2008-12
Remaining Charter Duration (years)	10 years
Daily Charter Rate	25.350
CMA CGM Berlioz [Member]
Nature Of Operations [Line Items]
Capacity in TEUs	6,621
Year Built	2001
Purchase Date by GSL	2009-08
Remaining Charter Duration (years)	8 years 8 months 12 days
Daily Charter Rate	34.000